Penn Series Funds, Inc.
Schedule of Investments — March 31, 2021 (Unaudited)
Large Core Value Fund
	Number of Shares	Value†
COMMON STOCKS — 96.3%
Aerospace & Defense — 1.2%
Hexcel Corp.*	40,948	$2,293,088
Apparel — 2.0%
Capri Holdings Ltd.*	52,793	2,692,443
PVH Corp.*	10,269	1,085,433
		3,777,876
Auto Manufacturers — 2.3%
General Motors Co.*	41,853	2,404,873
PACCAR, Inc.	22,101	2,053,625
		4,458,498
Banks — 10.0%
Bank of America Corp.	117,474	4,545,069
JPMorgan Chase & Co.	8,955	1,363,220
KeyCorp.	132,690	2,651,146
The Goldman Sachs Group, Inc.	11,728	3,835,056
Truist Financial Corp.	68,877	4,016,906
Wells Fargo & Co.	65,211	2,547,794
		18,959,191
Beverages — 2.7%
Constellation Brands, Inc., Class A	10,814	2,465,592
PepsiCo, Inc.	19,591	2,771,147
		5,236,739
Biotechnology — 0.6%
Royalty Pharma PLC, Class A	27,640	1,205,657
Building Materials — 1.7%
Johnson Controls International PLC	54,921	3,277,136
Commercial Services — 1.2%
Euronet Worldwide, Inc.*	16,228	2,244,332
Computers — 2.3%
Cognizant Technology Solutions Corp., Class A	40,798	3,187,140
HP, Inc.	38,739	1,229,963
		4,417,103
Diversified Financial Services — 0.7%
Raymond James Financial, Inc.	10,523	1,289,699
Electric — 6.0%
CMS Energy Corp.	36,352	2,225,469
Edison International	57,915	3,393,819
NextEra Energy, Inc.	37,200	2,812,692
Sempra Energy	22,060	2,924,715
		11,356,695
Electronics — 0.6%
Waters Corp.*	3,896	1,107,126
Food — 3.4%
General Mills, Inc.	39,021	2,392,768
Lamb Weston Holdings, Inc.	18,269	1,415,482
Mondelez International, Inc., Class A	45,024	2,635,255
		6,443,505
	Number of Shares	Value†

Hand & Machine Tools — 1.7%
Stanley Black & Decker, Inc.	16,346	$3,263,806
Healthcare Products — 5.3%
Abbott Laboratories	18,580	2,226,627
Medtronic PLC	42,672	5,040,843
Thermo Fisher Scientific, Inc.	6,157	2,809,932
		10,077,402
Healthcare Services — 2.0%
UnitedHealth Group, Inc.	10,094	3,755,675
Insurance — 10.8%
American International Group, Inc.	64,517	2,981,331
Arch Capital Group Ltd.*	78,031	2,994,049
Berkshire Hathaway, Inc., Class B*	24,169	6,174,454
MetLife, Inc.	27,423	1,667,044
Reinsurance Group of America, Inc.	18,761	2,364,824
The Allstate Corp.	23,785	2,732,897
The Travelers Cos., Inc.	10,357	1,557,693
		20,472,292
Internet — 2.7%
Alphabet, Inc., Class A*	2,523	5,203,738
Iron & Steel — 1.4%
Steel Dynamics, Inc.	52,548	2,667,337
Machinery — Construction & Mining — 1.9%
Caterpillar, Inc.	15,365	3,562,683
Machinery — Diversified — 0.8%
Ingersoll Rand, Inc.*	30,293	1,490,719
Media — 4.0%
Fox Corp., Class A	52,606	1,899,603
The Walt Disney Co.*	30,576	5,641,883
		7,541,486
Miscellaneous Manufacturing — 2.3%
Eaton Corp. PLC	20,732	2,866,821
Parker-Hannifin Corp.	4,980	1,570,841
		4,437,662
Oil & Gas — 5.4%
Chevron Corp.	33,916	3,554,058
EOG Resources, Inc.	38,016	2,757,300
EQT Corp.*	55,020	1,022,272
Phillips 66	18,093	1,475,303
Valero Energy Corp.	21,100	1,510,760
		10,319,693
Packaging and Containers — 1.0%
Packaging Corp. of America	14,344	1,928,981
Pharmaceuticals — 7.0%
AbbVie, Inc.	14,218	1,538,672
Johnson & Johnson	40,399	6,639,576
Neurocrine Biosciences, Inc.*	22,936	2,230,526

Penn Series Funds, Inc.
Schedule of Investments — March 31, 2021 (Unaudited)
Large Core Value Fund
	Number of Shares	Value†
COMMON STOCKS — (continued)
Pharmaceuticals — (continued)
Sanofi, ADR	57,170	$2,827,628
		13,236,402
Retail — 4.8%
Best Buy Co., Inc.	21,959	2,521,113
The Home Depot, Inc.	8,741	2,668,190
Walmart, Inc.	28,746	3,904,569
		9,093,872
Shipbuilding — 1.8%
Huntington Ingalls Industries, Inc.	17,017	3,502,949
Software — 3.4%
Fidelity National Information Services, Inc.	34,179	4,805,909
VMware, Inc., Class A*	11,762	1,769,593
		6,575,502
Telecommunications — 4.2%
Cisco Systems, Inc.	68,129	3,522,951
Verizon Communications, Inc.	75,980	4,418,237
		7,941,188
Transportation — 1.1%
C.H. Robinson Worldwide, Inc.	21,279	2,030,655
TOTAL COMMON STOCKS (Cost $147,615,861)		183,168,687

REAL ESTATE INVESTMENT TRUSTS — 4.4%
Apartments — 1.8%
Mid-America Apartment Communities, Inc.	23,023	3,323,600
Industrial — 1.8%
EastGroup Properties, Inc.	16,236	2,326,294
First Industrial Realty Trust, Inc.	23,669	1,083,804
		3,410,098
Office Property — 0.8%
Cousins Properties, Inc.	43,759	1,546,881
TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $7,348,154)		8,280,579

SHORT-TERM INVESTMENTS — 0.1%
BlackRock Liquidity FedFund - Institutional Shares (seven-day effective yield 0.010%) (Cost $273,089)	273,089	273,089
TOTAL INVESTMENTS — 100.8% (Cost $155,237,104)		$191,722,355
Other Assets & Liabilities — (0.8)%		(1,521,670)
TOTAL NET ASSETS — 100.0%		$190,200,685

†	See Security Valuation Note in the most recent semi-annual or annual report.
*	Non-income producing security.
ADR— American Depositary Receipt.
PLC— Public Limited Company.
Country Weightings as of 03/31/2021††
United States	93%
Ireland	3
Bermuda	2
France	1
United Kingdom	1
Total	100%
††	% of total investments as of March 31, 2021.

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